Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment reporting
Total revenues	¥ 35,142	$ 4,815	¥ 52,717	¥ 74,568
Interest (expenses)/income, net	¥ 112	$ 15	(4,470)	(24,138)
Segment Reporting, Other Segment Item, Composition, Description	Other segment items included impairment loss of long-term investment, impairment loss of long-lived assets including property, equipment and software and intangible assets, loss from disposal of subsidiaries, other expense/(income) and income tax expense/(benefit).	Other segment items included impairment loss of long-term investment, impairment loss of long-lived assets including property, equipment and software and intangible assets, loss from disposal of subsidiaries, other expense/(income) and income tax expense/(benefit).
Net loss	¥ (14,776)	$ (2,024)	(81,254)	(196,557)
Number of reportable segment | segment	1	1
Single reportable segment
Segment reporting
Total revenues	¥ 35,142	$ 4,814	52,717	74,568
Cost of revenues	(12,840)	(1,759)	(38,514)	(62,621)
Sales and marketing expenses	(18,907)	(2,590)	(21,619)	(27,154)
General and administrative expenses	(13,796)	(1,890)	(24,869)	(48,346)
Research and development expenses	(2,269)	(311)	(2,498)	(13,445)
Share-based compensation (expenses)/reversal | ¥			6,884	(4,534)
Interest (expenses)/income, net	112	15	(4,470)	(24,138)
Other segment items	(2,218)	(303)	(48,885)	(90,887)
Net loss	¥ (14,776)	$ (2,024)	¥ (81,254)	¥ (196,557)